Net Income (Loss) Attributable to Sony Corporation's Stockholders and Transfers (to) from Noncontrolling Interests (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Equity [Abstract]
Net income (loss) attributable to Sony Corporation's stockholders	¥ (125,980)	¥ (128,369)	¥ 41,540
Transfers (to) from the noncontrolling interests:
Decrease in additional paid-in capital for purchase of additional shares in consolidated subsidiaries	(2,483)	28	(57,364)
Change from net income (loss) attributable to Sony Corporation's stockholders and transfers (to) from the noncontrolling interests	¥ (128,463)	¥ (128,341)	¥ (15,824)